UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
July 31, 2017 (Unaudited)

Common Stocks - 99.0%	Shares		Value ($)
Automobiles & Components - .9%
Cooper Tire & Rubber Co.	116,379		4,253,652
Dana	321,536		7,626,834
Gentex	638,280		10,863,526
Thor Industries	106,314		11,200,180
			33,944,192
Banks - 8.5%
Associated Banc-Corp	338,729		8,112,560
BancorpSouth	183,894		5,526,015
Bank of Hawaii	94,048		7,868,996
Bank of the Ozarks	269,708		11,637,900
Cathay General Bancorp	165,101		6,183,032
Chemical Financial	156,775		7,554,987
Commerce Bancshares	194,152		11,268,582
Cullen/Frost Bankers	126,427		11,477,043
East West Bancorp	320,705		18,273,771
F.N.B.	718,083		9,837,737
First Horizon National	519,656		9,057,604
Fulton Financial	384,293		7,013,347
Hancock Holding	187,896		8,643,216
Home BancShares	280,810		6,964,088
International Bancshares	129,886		4,597,964
MB Financial	158,592		6,486,413
New York Community Bancorp	1,085,996		14,259,127
PacWest Bancorp	266,230		12,784,365
Pinnacle Financial Partners	161,101		10,294,354
Prosperity Bancshares	154,424		9,898,578
Signature Bank	119,184	[a]	16,516,519
SVB Financial Group	116,503	[a]	20,788,795
Synovus Financial	271,672		11,812,299
TCF Financial	379,655		5,983,363
Texas Capital Bancshares	110,183	[a]	8,632,838
Trustmark	150,933		4,823,819
UMB Financial	96,757		6,740,093
Umpqua Holdings	489,911		9,082,950
United Bankshares	233,090		8,041,605

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.0% (continued)	Shares		Value ($)
Banks - 8.5% (continued)
Valley National Bancorp	586,975		6,973,263
Washington Federal	196,949		6,587,944
Webster Financial	204,882		10,639,522
Wintrust Financial	123,708		9,316,449
			313,679,138
Capital Goods - 10.3%
AECOM	346,024	[a]	11,038,166
AGCO	148,288		10,697,496
Carlisle Companies	143,447		13,998,993
Crane	112,424		8,488,012
Curtiss-Wright	98,343		9,482,232
Donaldson	293,366		13,931,951
Dycom Industries	69,180	[a]	6,267,708
EMCOR Group	131,698		8,889,615
EnerSys	96,823		6,997,398
Esterline Technologies	65,520	[a]	6,322,680
GATX	87,082		5,384,280
Graco	123,375		14,316,435
Granite Construction	86,848		4,257,289
Hubbell	113,684		13,504,522
Huntington Ingalls Industries	102,135		21,051,045
IDEX	169,368		19,738,147
ITT	197,151		8,083,191
KBR	315,563		4,708,200
Kennametal	176,918		6,528,274
KLX	115,369	[a]	5,989,958
Lennox International	85,279		14,582,709
Lincoln Electric Holdings	137,367		11,986,644
MSC Industrial Direct, Cl. A	100,302		7,142,505
Nordson	119,017		15,115,159
NOW	237,055	[a]	3,776,286
Orbital ATK	128,175		13,096,922
Oshkosh	166,154		11,441,364
Regal Beloit	98,836		8,237,981
Teledyne Technologies	78,406	[a]	10,689,874
Terex	217,003		8,543,408
Timken	156,121		7,103,506
Toro	238,824		16,977,998
Trinity Industries	338,228		9,270,829
Valmont Industries	50,229		7,669,968

Common Stocks - 99.0% (continued)	Shares		Value ($)
Capital Goods - 10.3% (continued)
Wabtec	191,731		14,448,848
Watsco	67,551		10,184,664
Woodward	122,611		8,575,413
			378,519,670
Commercial & Professional Services - 2.3%
Clean Harbors	115,191	[a]	6,542,849
Copart	455,198	[a]	14,334,185
Deluxe	107,874		7,788,503
Dun & Bradstreet	82,016		9,084,092
FTI Consulting	90,108	[a]	2,956,443
Herman Miller	133,719		4,502,987
HNI	97,226		3,670,282
ManpowerGroup	148,924		15,957,207
MSA Safety	68,974		5,528,956
Pitney Bowes	410,248		6,457,304
Rollins	213,246		9,257,009
			86,079,817
Consumer Durables & Apparel - 3.0%
Brunswick	198,386		11,230,631
CalAtlantic Group	171,318		6,013,262
Carter's	107,554		9,328,158
Deckers Outdoor	70,282	[a]	4,558,491
Helen of Troy	60,231	[a]	6,068,273
KB Home	183,769		4,211,985
NVR	7,736	[a]	20,194,364
Polaris Industries	130,133		11,667,725
Skechers USA, Cl. A	297,469	[a]	8,355,904
Tempur Sealy International	104,399	[a]	6,020,690
Toll Brothers	328,643		12,682,333
TRI Pointe Group	350,690	[a]	4,664,177
Tupperware Brands	112,811		6,848,756
			111,844,749
Consumer Services - 3.1%
Adtalem Global Education	126,202		4,101,565
Brinker International	106,778		3,787,416
Buffalo Wild Wings	35,977	[a]	3,867,528
Cheesecake Factory	97,877		4,656,988
Churchill Downs	27,447		5,133,961
Cracker Barrel Old Country Store	53,457		8,309,891
Domino's Pizza	106,717		19,902,720

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.0% (continued)	Shares		Value ($)
Consumer Services - 3.1% (continued)
Dunkin' Brands Group	204,757		10,858,264
Graham Holdings, Cl. B	10,354		6,133,710
International Speedway, Cl. A	56,583		2,025,671
Jack in the Box	65,481		6,074,018
Papa John's International	59,189		4,221,951
Service Corporation International	417,451		14,498,073
Sotheby's	101,673	[a]	5,753,675
Texas Roadhouse	143,572		6,790,956
Wendy's	426,017		6,577,702
			112,694,089
Diversified Financials - 3.5%
Eaton Vance	255,392		12,537,193
FactSet Research Systems	87,616		14,651,148
Federated Investors, Cl. B	203,440		5,865,175
Janus Henderson Group	400,577	[a]	13,415,324
Legg Mason	189,747		7,591,777
MarketAxess Holdings	83,444		16,929,953
MSCI	200,936		21,891,977
SEI Investments	295,961		16,724,756
SLM	957,762	[a]	10,612,003
Stifel Financial	150,284	[a]	7,641,941
			127,861,247
Energy - 3.7%
CONSOL Energy	394,243	[a]	6,607,513
Core Laboratories	97,777		9,829,522
Diamond Offshore Drilling	142,901	[a]	1,774,830
Dril-Quip	83,381	[a]	3,718,793
Energen	215,658	[a]	11,490,258
Ensco, Cl. A	668,631		3,537,058
Gulfport Energy	349,830	[a]	4,414,855
HollyFrontier	394,056		11,364,575
Matador Resources	203,480	[a]	4,936,425
Murphy Oil	351,054		9,331,015
Nabors Industries	634,591		4,892,697
Oceaneering International	218,499		5,604,499
Oil States International	115,111	[a]	2,860,508
Patterson-UTI Energy	367,836		7,113,948
PBF Energy, Cl. A	242,735		5,527,076
QEP Resources	528,811	[a]	4,531,910
Rowan Cos., Cl. A	275,949	[a]	3,220,325

Common Stocks - 99.0% (continued)	Shares		Value ($)
Energy - 3.7% (continued)
SM Energy	215,856		3,753,736
Southwestern Energy	1,125,883	[a]	6,417,533
Superior Energy Services	336,999	[a]	3,626,109
Transocean	863,659	[a]	7,470,650
World Fuel Services	153,744		4,972,081
WPX Energy	883,846	[a]	9,527,860
			136,523,776
Food & Staples Retailing - .6%
Casey's General Stores	87,088		9,296,644
Sprouts Farmers Market	287,539	[a]	6,921,064
United Natural Foods	112,388	[a]	4,330,310
			20,548,018
Food, Beverage & Tobacco - 2.5%
Boston Beer, Cl. A	20,481	[a]	3,211,421
Dean Foods	198,687		2,980,305
Flowers Foods	405,582		7,134,187
Hain Celestial Group	229,890	[a]	10,278,382
Ingredion	159,098		19,619,965
Lamb Weston Holdings	308,162		13,552,965
Lancaster Colony	43,252		5,303,560
Post Holdings	147,201	[a]	12,247,123
Snyder's-Lance	189,187		6,581,816
Tootsie Roll Industries	38,992		1,450,502
TreeHouse Foods	126,520	[a]	10,732,692
			93,092,918
Health Care Equipment & Services - 5.5%
ABIOMED	90,505	[a]	13,402,885
Acadia Healthcare	169,875	[a]	8,991,484
Allscripts Healthcare Solutions	404,353	[a]	4,977,585
Globus Medical, Cl. A	160,209	[a]	4,926,427
Halyard Health	102,841	[a]	4,136,265
HealthSouth	199,104		8,473,866
Hill-Rom Holdings	132,964		9,908,477
LifePoint Health	88,663	[a]	5,266,582
LivaNova	96,532	[a]	5,882,660
Masimo	101,157	[a]	9,569,452
Medidata Solutions	123,224	[a]	9,464,835
MEDNAX	206,621	[a]	9,707,055
Molina Healthcare	95,131	[a]	6,354,751
NuVasive	112,617	[a]	7,409,072

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.0% (continued)	Shares		Value ($)
Health Care Equipment & Services - 5.5% (continued)
Owens & Minor	134,759		4,343,283
STERIS	188,571		15,434,536
Teleflex	99,824		20,685,529
Tenet Healthcare	175,259	[a]	3,040,744
VCA	180,415	[a]	16,702,821
WellCare Health Plans	98,762	[a]	17,479,886
West Pharmaceutical Services	163,313		14,485,863
			200,644,058
Household & Personal Products - .7%
Avon Products	980,406	[a]	3,568,678
Edgewell Personal Care	127,632	[a]	9,215,030
Energizer Holdings	137,605		6,339,462
Nu Skin Enterprises, Cl. A	110,497		7,001,090
			26,124,260
Insurance - 4.5%
Alleghany	34,263	[a]	21,014,868
American Financial Group	163,427		16,571,498
Aspen Insurance Holdings	133,468		6,513,238
Brown & Brown	255,536		11,396,906
CNO Financial Group	380,906		8,715,129
First American Financial	245,003		11,860,595
Genworth Financial, Cl. A	1,097,450	[a]	3,764,254
Hanover Insurance Group	93,901		8,907,449
Kemper	106,343		4,173,963
Mercury General	81,167		4,861,092
Old Republic International	544,675		10,686,524
Primerica	101,183		8,200,882
Reinsurance Group of America	142,922		20,037,664
RenaissanceRe Holdings	90,219		13,254,073
W.R. Berkley	215,329		14,851,241
			164,809,376
Materials - 7.0%
Allegheny Technologies	239,088		4,528,327
AptarGroup	138,668		11,222,401
Ashland Global Holdings	138,326		8,987,040
Bemis	204,381		8,659,623
Cabot	138,950		7,549,154
Carpenter Technology	102,710		4,152,565
Chemours	409,434		19,493,153
Commercial Metals	254,900		4,741,140

Common Stocks - 99.0% (continued)	Shares		Value ($)
Materials - 7.0% (continued)
Compass Minerals International	74,577		5,149,542
Domtar	139,397		5,444,847
Eagle Materials	107,869		10,150,473
Greif, Cl. A	56,987		3,196,401
Louisiana-Pacific	321,860	[a]	8,081,905
Minerals Technologies	77,111		5,459,459
NewMarket	20,548		9,454,340
Olin	368,563		10,865,237
Owens-Illinois	361,686	[a]	8,644,295
PolyOne	181,881		6,653,207
Reliance Steel & Aluminum	161,896		11,714,795
Royal Gold	145,134		12,577,312
RPM International	296,604		15,384,849
Scotts Miracle-Gro	97,985		9,405,580
Sensient Technologies	98,445		7,320,370
Silgan Holdings	166,446		5,043,314
Sonoco Products	220,822		10,705,451
Steel Dynamics	536,625		19,001,891
United States Steel	388,232		9,119,570
Valvoline	454,414		10,301,565
Worthington Industries	96,888		4,909,315
			257,917,121
Media - 1.6%
AMC Networks, Cl. A	121,408	[a]	7,764,042
Cable One	10,430		7,925,757
Cinemark Holdings	235,504		9,161,106
John Wiley & Sons, Cl. A	99,312		5,486,988
Live Nation Entertainment	296,760	[a]	11,060,245
Meredith	81,225		4,828,826
New York Times, Cl. A	272,195		5,171,705
TEGNA	477,651		7,083,564
			58,482,233
Pharmaceuticals, Biotechnology & Life Sciences - 3.0%
Akorn	194,031	[a]	6,523,322
Bio-Rad Laboratories, Cl. A	46,252	[a]	10,898,359
Bio-Techne	82,970		9,617,053
Bioverativ	240,151		14,882,157
Catalent	277,700	[a]	9,636,190
Charles River Laboratories International	105,849	[a]	10,394,372
Endo International	442,366	[a]	4,874,873

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.0% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 3.0% (continued)
INC Research Holdings, Cl. A	120,379	[a]	6,620,845
Mallinckrodt	204,487	[a]	9,365,505
PAREXEL International	112,813	[a]	9,873,394
Prestige Brands Holdings	117,874	[a]	6,321,583
United Therapeutics	100,077	[a]	12,849,887
			111,857,540
Real Estate - 9.4%
Alexander & Baldwin	101,764		4,266,965
American Campus Communities	297,712	[b]	14,272,313
Camden Property Trust	194,556	[b]	17,451,673
Care Capital Properties	184,794	[b]	4,475,711
CoreCivic	262,795		7,279,422
Corporate Office Properties Trust	221,154	[b]	7,362,217
Cousins Properties	931,441	[b]	8,559,943
CyrusOne	173,502	[b]	10,359,804
DCT Industrial Trust	204,224		11,505,980
Douglas Emmett	326,198	[b]	12,480,335
Education Realty Trust	161,473	[b]	6,063,311
EPR Properties	142,367	[b]	10,304,523
First Industrial Realty Trust	258,815	[b]	7,899,034
GEO Group	276,675	[b]	8,120,411
Healthcare Realty Trust	258,878	[b]	8,620,637
Highwoods Properties	226,650	[b]	11,677,008
Hospitality Properties Trust	365,023	[b]	10,607,568
JBG SMITH Properties	191,645	[a]	6,799,565
Jones Lang LaSalle	100,577		12,795,406
Kilroy Realty	218,208	[b]	15,145,817
Lamar Advertising, Cl. A	185,419	[b]	13,085,019
LaSalle Hotel Properties	251,840	[b]	7,439,354
Liberty Property Trust	326,927	[b]	13,737,473
Life Storage	103,410	[b]	7,553,066
Mack-Cali Realty	198,241	[b]	5,201,844
Medical Properties Trust	808,826	[b]	10,498,561
National Retail Properties	331,219	[b]	13,242,136
Omega Healthcare Investors	437,018	[b]	13,805,399
Potlatch	88,608	[b]	4,239,893
Quality Care Properties	208,930		3,514,203
Rayonier	286,441	[b]	8,326,840
Senior Housing Properties Trust	527,881	[b]	10,267,285
Tanger Factory Outlet Centers	213,161	[b]	5,633,845

Common Stocks - 99.0% (continued)	Shares		Value ($)
Real Estate - 9.4% (continued)
Taubman Centers	134,957	[b]	7,675,005
Uniti Group	351,003		8,985,677
Urban Edge Properties	220,314	[b]	5,536,491
Washington Prime Group	415,549	[b]	3,748,252
Weingarten Realty Investors	262,649	[b]	8,525,587
			347,063,573
Retailing - 2.6%
Aaron's	140,410		6,498,175
American Eagle Outfitters	375,887		4,450,502
Bed Bath & Beyond	316,507		9,463,559
Big Lots	99,815		4,957,811
Cabela's	115,010	[a]	6,553,270
Dick's Sporting Goods	195,285		7,291,942
Dillard's, Cl. A	50,327		3,715,139
GameStop, Cl. A	224,855		4,877,105
HSN	70,443		2,793,065
Murphy USA	76,976	[a]	5,829,392
Office Depot	1,149,608		6,748,199
Pool	91,897		9,935,904
Sally Beauty Holdings	309,713	[a]	6,265,494
The Michaels Companies	233,845	[a]	4,709,638
Urban Outfitters	195,260	[a]	3,825,143
Williams-Sonoma	177,258		8,230,089
			96,144,427
Semiconductors & Semiconductor Equipment - 2.7%
Cirrus Logic	143,185	[a]	8,797,286
Cree	216,636	[a]	5,613,039
Cypress Semiconductor	732,006		10,394,485
First Solar	172,479	[a]	8,504,939
Integrated Device Technology	295,765	[a]	7,731,297
Microsemi	256,449	[a]	13,355,864
Monolithic Power Systems	84,397		8,635,501
Silicon Laboratories	94,236	[a]	7,077,124
Synaptics	77,911	[a]	4,098,898
Teradyne	441,712		15,278,818
Versum Materials	239,823		8,456,159
			97,943,410
Software & Services - 8.6%
ACI Worldwide	262,714	[a]	6,087,083
Acxiom	174,518	[a]	4,706,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.0% (continued)	Shares		Value ($)
Software & Services - 8.6% (continued)
Blackbaud	106,760		9,858,218
Broadridge Financial Solutions	260,959		19,796,350
Cadence Design Systems	620,490	[a]	22,896,081
Cars.com	156,192		3,795,466
CDK Global	322,224		21,195,895
CommVault Systems	92,295	[a]	5,496,167
Convergys	208,826		5,005,559
CoreLogic	188,207	[a]	8,572,829
DST Systems	136,322		7,484,078
Fair Isaac	68,815		9,809,578
Fortinet	331,787	[a]	12,246,258
j2 Global	107,132		9,066,581
Jack Henry & Associates	172,364		18,498,104
Leidos Holdings	318,521		17,021,762
LogMeIn	117,004		13,625,116
Manhattan Associates	155,384	[a]	6,867,973
MAXIMUS	144,110		8,698,480
NeuStar, Cl. A	121,667	[a]	4,063,678
PTC	256,525	[a]	14,157,615
Sabre	457,321		10,120,514
Science Applications International	97,249		6,847,302
Take-Two Interactive Software	230,486	[a]	18,319,027
Teradata	291,006	[a]	9,259,811
Tyler Technologies	74,944	[a]	12,876,129
Ultimate Software Group	65,981	[a]	14,892,572
WebMD Health	83,366	[a]	5,522,998
WEX	85,792	[a]	9,323,875
			316,111,849
Technology Hardware & Equipment - 7.1%
3D Systems	235,959	[a]	3,964,111
ARRIS International	417,145	[a]	11,663,374
Arrow Electronics	197,239	[a]	16,033,558
Avnet	278,748		10,698,348
Belden	93,069		6,695,384
Brocade Communications Systems	910,939		11,505,160
Ciena	315,214	[a]	8,116,761
Cognex	192,329		18,282,795
Coherent	54,677	[a]	14,489,405
Diebold Nixdorf	164,727		3,854,612
InterDigital	75,984		5,535,434

Common Stocks - 99.0% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 7.1% (continued)
IPG Photonics	83,459	[a]	12,739,182
Jabil	404,894		12,349,267
Keysight Technologies	410,007	[a]	17,052,191
Knowles	195,228	[a]	2,957,704
Littelfuse	50,441		9,088,459
National Instruments	236,149		9,715,170
NCR	269,459	[a]	10,199,023
NetScout Systems	202,595	[a]	6,989,528
Plantronics	73,180		3,306,272
SYNNEX	64,414		7,660,113
Tech Data	77,144	[a]	7,899,546
Trimble	561,239	[a]	21,007,176
VeriFone Systems	248,720	[a]	4,852,527
ViaSat	116,829	[a]	7,721,229
Vishay Intertechnology	294,605		5,258,699
Zebra Technologies, Cl. A	117,213	[a]	11,922,906
			261,557,934
Telecommunication Services - .2%
Frontier Communications	172,847		2,646,288
Telephone & Data Systems	208,095		5,916,141
			8,562,429
Transportation - 2.1%
Avis Budget Group	187,511	[a]	5,771,589
Genesee & Wyoming, Cl. A	136,756	[a]	8,911,021
JetBlue Airways	740,746	[a]	16,244,560
Kirby	120,110	[a]	7,314,699
Knight Transportation	146,938		5,238,340
Landstar System	92,209		7,667,178
Old Dominion Freight Line	153,761		14,747,218
Ryder System	119,077		8,664,043
Werner Enterprises	97,358		2,886,665
			77,445,313
Utilities - 5.6%
Aqua America	394,445		13,166,574
Atmos Energy	233,678		20,273,903
Black Hills	117,799		8,205,878
Great Plains Energy	478,754		14,774,348
Hawaiian Electric Industries	241,846		7,978,500
IDACORP	111,993		9,671,715
MDU Resources Group	433,913		11,433,608

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.0% (continued)	Shares	Value ($)
Utilities - 5.6% (continued)
National Fuel Gas	189,772	11,236,400
New Jersey Resources	192,230	8,102,495
NorthWestern	107,810	6,230,340
OGE Energy	443,383	15,899,714
ONE Gas	116,615	8,487,240
PNM Resources	175,768	7,004,355
Southwest Gas Holdings	105,735	8,469,374
UGI	384,251	19,393,148
Vectren	184,308	11,078,754
Westar Energy	315,367	16,004,875
WGL Holdings	113,835	9,757,936
		207,169,157
Total Common Stocks (cost $2,507,837,442)		3,646,620,294
	Principal
Short-Term Investments - .0%	Amount ($)	Value ($)
U.S. Treasury Bills
1.08%, 12/7/17
(cost $866,655)	870,000 [c]	866,802
Other Investment - .4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $14,148,856)	14,148,856 [d]	14,148,856
Total Investments (cost $2,522,852,953)	99.4%	3,661,635,952
Cash and Receivables (Net)	.6%	21,666,947
Net Assets	100.0%	3,683,302,899

[a]	Non-income producing security.
[b]	Investment in real estate investment trust.
[c]	Held by or on behalf of a counterparty for open futures contracts.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Capital Goods	10.3
Real Estate	9.4
Software & Services	8.6
Banks	8.5
Technology Hardware & Equipment	7.1
Materials	7.0
Utilities	5.6
Health Care Equipment & Services	5.5
Insurance	4.5
Energy	3.7
Diversified Financials	3.5
Consumer Services	3.1
Pharmaceuticals, Biotechnology & Life Sciences	3.0
Consumer Durables & Apparel	3.0
Semiconductors & Semiconductor Equipment	2.7
Retailing	2.6
Food, Beverage & Tobacco	2.5
Commercial & Professional Services	2.3
Transportation	2.1
Media	1.6
Automobiles & Components	.9
Household & Personal Products	.7
Food & Staples Retailing	.6
Short-Term/Money Market Investments	.4
Telecommunication Services	.2
99.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	3,629,729,926	-	-	3,629,729,926
Equity Securities—
Foreign Common
Stocks†	16,890,368	-	-	16,890,368
Registered Investment
Companies	14,148,856	-	-	14,148,856
U.S. Treasury	-	866,802	-	866,802
Other Financial
Instruments:
Futures††	10,324	-	-	10,324

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
Dreyfus Midcap Index Fund, Inc.
July 31, 2017 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	Appreciation ($)

Futures Long
E-mini Standard & Poor's Midcap	264	46,458,720	September 2017	10,324
Gross Unrealized Appreciation				10,324

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2017, accumulated net unrealized appreciation on investments was $1,138,782,999, consisting of $1,279,642,353 gross unrealized appreciation and $140,859,354 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 19, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)